FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
NOTE 11 - FAIR VALUE MEASUREMENTS

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles.  This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.  Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets.  Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions.  Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Company did not have any significant transfers of assets between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2011.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2011 and 2010.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in obligations of states and municipalities, mortgage-backed securities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy.  For these securities, we obtain fair value measurements from independent pricing services.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information, and the instrument’s terms and conditions.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence.  In the absence of such evidence, management’s best estimate is used.  Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

Other real estate owned values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

The following summarizes assets measured at fair value for the period ending December 31, 2011 and 2010.

ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS
	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs

	Total	Level 1	Level 2	Level 3

December 31, 2011:
Debt securities issued by U.S.
government corporations & agencies	$12,542,579	$-	$12,542,579	$-
Obligations of states and
municipalities	13,612,248	-	13,612,248	-
Corporate debt securities	2,484,435	-	2,484,435	-
Mortgage-backed securities	26,866,254	-	26,866,254	-
SBA loan pools	1,353,610	-	1,353,610	-
Totals	$56,859,126	$-	$56,859,126	$-

December 31, 2010:
Debt securities issued by U.S.
government corporations & agencies	$10,791,022	$-	$10,791,022	$-
Obligations of states and
municipalities	11,566,145	-	11,566,145	-
Corporate debt securities	1,022,095	-	1,022,095	-
U.S. government sponsored enterprises
perpetual/callable preferred stocks	34,498	34,498	-	-
Mortgage-backed securities	21,307,113	-	21,307,113	-
SBA loan pools	1,568,324	-	1,568,324	-
Totals	$46,289,197	$34,498	$46,254,699	$

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis.  The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, at December 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS
	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
December 31, 2011:
Impaired loans	$175,184	$-	$-	$175,184
Totals	$175,184	$-	$-	$175,184

December 31, 2010:
Impaired loans	$328,850	$-	$-	$328,850
Totals	$328,850	$-	$-	$328,850

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$91,880,307	$91,880,307	$30,871,344	$30,871,344
Interest-bearing time deposits with other banks	4,727,801	4,899,000	5,963,426	6,257,000
Available-for-sale securities	56,859,126	56,859,126	46,289,197	46,289,197
Federal Home Loan Bank stock	659,600	659,600	659,600	659,600
Loans, net	214,083,456	220,659,000	202,792,477	204,841,000
Accrued interest receivable	964,093	964,093	904,896	904,896

Financial liabilities:
Deposits	344,777,466	345,515,000	269,279,026	270,082,000
Securities sold under agreements to repurchase	3,547,736	3,547,736	3,235,083	3,235,083

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions.  Accounting policies related to financial instruments are described in Note 2.